DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K/A
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	TORM plc
Entity Central Index Key	0001655891
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the 6-K of TORM plc (the “Company”) that was filed with the Securities and Exchange Commission on August 18, 2022 is being filed solely to (i) include interactive data files in inline eXtensible Business Reporting Language (iXBRL) in connection with the Company’s interim results for the second quarter and half-year ended June 30, 2022 and (ii) provide a trading and fleet update